Consolidated statements of comprehensive income (loss) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net loss	€ (13,049)	€ (51,391)	€ (39,366)
Other comprehensive income (loss)
Currency translation adjustments	(201)	161	(166)
Total other comprehensive income (loss)	(201)	161	(166)
Comprehensive loss	(13,250)	(51,230)	(39,532)
Less: Comprehensive loss attributable to noncontrolling interests	568	581	393
Comprehensive loss attributable to trivago N.V.	€ (12,682)	€ (50,649)	€ (39,139)